FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Interest Rate "Step-Up" and Narrative (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 ZAR	Dec. 31, 2017 CHF (SFr)	Dec. 21, 2017 USD ($)	Dec. 04, 2017	Oct. 09, 2017 USD ($)	Oct. 09, 2017 EUR (€)	May 25, 2017 ZAR	Apr. 07, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 16, 2016 EUR (€)	May 23, 2016 USD ($)	Jul. 03, 2015	Jun. 01, 2015	Apr. 09, 2015	Jan. 14, 2015	Jul. 04, 2014	Mar. 25, 2014	Mar. 29, 2012	Feb. 28, 2012	Mar. 07, 2011	Aug. 05, 2010	Oct. 08, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,928,000,000
€400 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 400,000,000
Borrowings issuance price percentage																100.00%
Borrowings	$ 480,000,000										$ 421,000,000
€400 million Unsecured Notes, Due in 2018 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.03%	2.03%	2.03%	2.03%												2.03%
Borrowings, interest rate	1.70%	1.70%	1.70%	1.70%
€500 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings issuance price percentage																				99.71%
Borrowings	$ 400,000,000										351,000,000
€500 million Unsecured Notes, Due in 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%	5.75%																4.50%
€750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings issuance price percentage																			99.65%
Borrowings	$ 897,000,000										788,000,000
€750 million Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%	3.00%															3.00%
500 Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage															100.00%
Borrowings	$ 323,000,000										323,000,000
500 Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.13%	5.13%	5.13%	5.13%											5.13%
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr				SFr 225,000,000
Borrowings issuance price percentage														100.00%
Borrowings	$ 230,000,000										220,000,000
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%	2.50%										2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600,000,000
Borrowings issuance price percentage																		99.18%
Borrowings	$ 715,000,000										627,000,000
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.88%	2.88%	2.88%	2.88%														2.88%
1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage																							98.46%
Borrowings	$ 622,000,000										620,000,000
1.0 billion Unsecured Bonds, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%	5.75%																			5.25%
1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0
Borrowings issuance price percentage																						99.36%
Borrowings	$ 753,000,000										752,000,000
1.5 billion Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%																		5.50%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings issuance price percentage																99.55%
Borrowings	$ 597,000,000										523,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%	3.00%												3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings issuance price percentage																	99.73%
Borrowings	$ 895,000,000										786,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.13%	3.13%	3.13%	3.13%													3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000.0
Borrowings issuance price percentage																					98.28%
Borrowings	$ 655,000,000										1,092,000,000
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%																	6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings issuance price percentage						99.38%
Borrowings	$ 593,000,000										0
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings, interest rate	0.95%	0.95%	0.95%	0.95%		0.95%
500 Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage															100.00%
Borrowings	$ 497,000,000										497,000,000
500 Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.13%	6.13%	6.13%	6.13%											6.13%
1 Billion Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage																								95.20%
1 Billion Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%	7.50%	7.50%	7.50%																				7.00%
500 Million Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage																							104.84%
500 Million Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%	7.50%	7.50%	7.50%																			7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage																						99.18%
Borrowings	$ 619,000,000										984,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%	7.25%	7.25%	7.25%																		6.75%
EIB loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings | €												€ 350,000,000
Borrowings	$ 420,000,000	€ 350,000,000									0
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.16%	1.16%	1.16%	1.16%
ICO loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0									$ 7,000,000	$ 7,000,000
ICO loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											2.18%
300 EUR Million Variable Rate Loan
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 360,000,000	€ 300,000,000
1 Billion Senior Secured Asset-Based Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity													$ 1,000,000,000
European Bank for Reconstruction and Development | PJSC ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 175,000,000
Uncommitted amount					$ 175,000,000
4.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2020 | ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 298,000,000		ZAR 3,700,000,000
Line of credit, maximum borrowing capacity | ZAR									ZAR 4,500,000,000.0